FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Liquidity Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Risk management policy
Financial liabilities	R$ 13,821,602	R$ 15,929,592
Liquidity Risk
Risk management policy
Financial liabilities	14,487,638
Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	7,642,782
Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	2,662,371
Liquidity Risk | Contingent consideration
Risk management policy
Financial liabilities	465,686
Liquidity Risk | Debentures
Risk management policy
Financial liabilities	3,677,416
Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	39,383
2019 | Liquidity Risk
Risk management policy
Financial liabilities	9,314,738
2019 | Liquidity Risk | Trade accounts payable
Risk management policy
Financial liabilities	7,642,782
2019 | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	1,410,011
2019 | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	245,407
2019 | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	16,538
2020 | Liquidity Risk
Risk management policy
Financial liabilities	1,688,270
2020 | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	451,411
2020 | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	1,236,859
From 2 to 5 years | Liquidity Risk
Risk management policy
Financial liabilities	2,803,003
From 2 to 5 years | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	607,853
From 2 to 5 years | Liquidity Risk | Debentures
Risk management policy
Financial liabilities	2,195,150
Over five years | Liquidity Risk
Risk management policy
Financial liabilities	681,627
Over five years | Liquidity Risk | Loans, financing and finance lease
Risk management policy
Financial liabilities	193,096
Over five years | Liquidity Risk | Contingent consideration
Risk management policy
Financial liabilities	465,686
Over five years | Liquidity Risk | Derivative financial instruments
Risk management policy
Financial liabilities	R$ 22,845